Others, net (Tables)	9 Months Ended
Sep. 30, 2019
Others, net
Schedule of others non-operating income (expense), net

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Gains from business and investment disposals	1,459,805	1,199,765
Government financial incentives	390,203	1,909,261
Impairment of investments	(399,027)	(1,040,048)
Foreign exchange gains/(losses), net	(245,273)	53,884
Gains/(losses) from fair value change of long-term investments	2,551,671	(714,645)
Others	289,167	320,108

Total	4,046,546	1,728,325